Discontinued Operations/Assets Held For Sale (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Financial Information for Discontinued Operations

Summarized financial information for Discontinued Operations is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	March 31,
($ in Thousands)	2013	2012
Revenues:
Oil, Natural Gas and NGL Sales	$9	$29

Total Operating Revenue	9	29
Costs and Expenses:
Production and Lease Operating Expense	46	86
General and Administrative Expense	11	287
Exploration Expense	53	332
Impairment Expense	0	8,270
Other Operating (Income) Expense	(3)	3
Loss on Sale of Asset	4	144

Total Costs and Expenses	111	9,122
Loss from Discontinued Operations Before Income Taxes	(102)	(9,093)
Income Tax Benefit	41	3,738

Loss from Discontinued Operations, net of taxes	$(61)	$(5,355)

Production:
Crude Oil (Bbls)	147	344

Total (Mcfe)	882	2,064